Russell Low P/E ETF
RUSSELL LOW P/E ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Low P/E Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell Low P/E ETF
Management Fee		0.37%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.37%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell Low P/E ETF	38	119

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Low P/E Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a low price to earnings investment discipline. This discipline focuses on companies that are trading at lower multiples relative to their prior level and/or their sector peers. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes companies that have a price to one year forecasted earnings, price to trailing earnings and/or price to cash flow multiple below their five year historical average. The Index excludes stocks that have a price to sales and/or price to book multiple that exceeds their sector peers, when all three inclusionary criteria are not met.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Value Stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus.Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.